Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock, share issued	9,780,976	9,780,976	9,780,976
Preferred stock, shares outstanding	9,780,976	9,780,976	9,780,976
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	162,389,201	143,840,643	123,316,886
Common stock, shares outstanding	162,389,201	143,840,643	123,316,886
Common stock subscriptions, shares	10,324,000	15,855,000	10,040,000